Revenue and Contracts with Customers (Details) - Schedule of Summarizes Revenue Disaggregation - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Summarizes Revenue Disaggregation [Abstract]
Revenue disaggregation	$ 2,082,553	$ 3,064,379	$ 6,973,109	$ 10,799,135	$ 13,645,030	$ 17,627,097
Government [Member]
Schedule of Summarizes Revenue Disaggregation [Abstract]
Revenue disaggregation					2,945,946	3,258,158
Non-Government [Member]
Schedule of Summarizes Revenue Disaggregation [Abstract]
Revenue disaggregation	$ 1,454,750	$ 2,425,738	$ 5,029,914	$ 8,162,872	$ 10,699,084	$ 14,368,939